Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Commitments and Contingencies

14.  COMMITMENTS AND CONTINGENCIES

Operating Leases

The partnership leases certain facilities, parcels of land, and railcars under agreements that expire on various dates. For accounting purposes, rent expense is based on a straight-line amortization of the total payments required over the term of the lease, which resulted in a deferred lease liability of approximately $349 thousand and $329 thousand as of December 31, 2015 and 2014, respectively. The partnership incurred lease expenses of $22.4 million, $21.2 million and $13.2 million during the years ended December 31, 2015, 2014 and 2013, respectively. Aggregate minimum lease payments under these agreements in future years are as follows (in thousands):

Year Ending December 31,	Amount
2016	$22,560
2017	14,820
2018	11,264
2019	8,576
2020	6,574
Thereafter	833
Total	$64,627

In connection with the IPO, the partnership and Green Plains Trade entered into a ten-year storage and throughput agreement, under which Green Plains Trade is obligated to throughput a minimum of 212.5 mmg of product per calendar quarter at the partnership’s storage facilities and pay $0.05 per gallon on all volume it throughputs.

Effective January 1, 2016, the storage and throughput agreement was amended in connection with the acquisition of the ethanol storage and leased railcar assets located in Hereford, Texas and Hopewell, Virginia. In accordance with the amended agreement, Green Plains Trade is now obligated to a throughput of 246.5 mmg per calendar quarter. For accounting purposes, the partnership records revenues related to this agreement as operating lease revenues. Minimum revenues under this agreement in future years, including the January 1, 2016, amendment, are as follows (in thousands):

Year Ending December 31,	Amount
2016	$49,300
2017	49,300
2018	49,300
2019	49,300
2020	49,300
Thereafter	221,850
Total	$468,350

Service Agreements

The partnership entered into agreements for contracted services with three vendors that require the partnership to pay minimum monthly amounts, which expire on various dates. The partnership exceeded all minimum commitments under these agreements during the years ended December 31, 2015, 2014 and 2013.  Aggregate minimum payments under these agreements in future years are as follows (in thousands):

Year Ending December 31,	Amount
2016	$292
2017	222
2018	-
2019	-
2020	-
Thereafter	-
Total	$514

Legal

Routinely, the partnership may be involved in litigation that arises during the ordinary course of business. The partnership is not currently party to any material litigation.